Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period - Current Trade Receivables [Member]	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 8,340,768	$ 1,786,835	RM 4,928,928
Less than 30 days [Member]
Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	290,053	62,138
31 days to 60 days [Member]
Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	154,755	33,153	1,862,965
61 days to 210 days [Member]
Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	6,395,434	1,370,088
211 days to 240 days [Member]
Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets
241 days to 1 year [Member]
Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 1,500,526	$ 321,456	RM 3,065,963